Income Taxes Rate Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Federal Statutory Income Tax Rate	35.00%
Provision for Income Taxes at Statutory Rate	$ 461.8	$ 444.3	$ 396.5
Foreign rate differential	(180.2)	(319.5)	(279.6)
Impact of change in tax laws and apportionment on deferred taxes	3.3	(53.7)	11.7
Income tax credits	(227.6)	(52.1)	(24.8)
Manufacturing deduction	(33.6)	(27.3)	(27.0)
State income taxes, net of federal tax	(3.8)	(8.6)	0.3
Nondeductible expenses	19.6	8.1	17.5
Provision (reversal) of tax reserves, net	(4.3)	14.8	0.6
Tax return reassessments and settlements	10.5	0	3.0
Other, net	(5.3)	5.0	11.2
Provision for Income Taxes	40.4	11.0	109.4
US foreign tax credits generated by repatriation of foreign earnings	160
US Income taxes on repatriated foreign earnings	56
Sweden
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Impact of change in tax laws and apportionment on deferred taxes		$ (55.0)